Quotaholders’ Deficit - Schedule of Equity Classified Warrants (Details)	9 Months Ended
Sep. 30, 2025 $ / shares shares
5/20/2025 [Member]
Schedule of Equity Classified Warrants [Member]
Contractual Term (in years)	3 years
Balance Sheet Classification	Equity
Shares Issuable Upon Exercise of Warrant | shares	30,286,000
Weighted Average Exercise Price | $ / shares	$ 13.25
5/6/2025 [Member]
Schedule of Equity Classified Warrants [Member]
Contractual Term (in years)	3 years
Balance Sheet Classification	Equity
Shares Issuable Upon Exercise of Warrant | shares	150,762,000
Weighted Average Exercise Price | $ / shares	$ 13.25
5/23/2025 [Member]
Schedule of Equity Classified Warrants [Member]
Contractual Term (in years)	3 years
Balance Sheet Classification	Equity
Shares Issuable Upon Exercise of Warrant | shares	75,304,000
Weighted Average Exercise Price | $ / shares	$ 13.25
5/22/2025 [Member]
Schedule of Equity Classified Warrants [Member]
Contractual Term (in years)	3 years
Balance Sheet Classification	Equity
Shares Issuable Upon Exercise of Warrant | shares	602,662,000
Weighted Average Exercise Price | $ / shares	$ 13.25
5/4/2025 [Member]
Schedule of Equity Classified Warrants [Member]
Contractual Term (in years)	3 years
Balance Sheet Classification	Equity
Shares Issuable Upon Exercise of Warrant | shares	150,606,000
Weighted Average Exercise Price | $ / shares	$ 13.25
5/30/2025 [Member]
Schedule of Equity Classified Warrants [Member]
Contractual Term (in years)	3 years
Balance Sheet Classification	Equity
Shares Issuable Upon Exercise of Warrant | shares	75,156,000
Weighted Average Exercise Price | $ / shares	$ 13.25
6/6/2025 [Member]
Schedule of Equity Classified Warrants [Member]
Contractual Term (in years)	3 years
Balance Sheet Classification	Equity
Shares Issuable Upon Exercise of Warrant | shares	44,882,000
Weighted Average Exercise Price | $ / shares	$ 13.25
6/5/2025 [Member]
Schedule of Equity Classified Warrants [Member]
Contractual Term (in years)	3 years
Balance Sheet Classification	Equity
Shares Issuable Upon Exercise of Warrant | shares	29,910,000
Weighted Average Exercise Price | $ / shares	$ 13.25
6/9/2025 [Member]
Schedule of Equity Classified Warrants [Member]
Contractual Term (in years)	3 years
Balance Sheet Classification	Equity
Shares Issuable Upon Exercise of Warrant | shares	252,032,000
Weighted Average Exercise Price | $ / shares	$ 13.25
6/6/2025 [Member]
Schedule of Equity Classified Warrants [Member]
Contractual Term (in years)	3 years
Balance Sheet Classification	Equity
Shares Issuable Upon Exercise of Warrant | shares	17,954,000
Weighted Average Exercise Price | $ / shares	$ 13.25
6/5/2025 [Member]
Schedule of Equity Classified Warrants [Member]
Contractual Term (in years)	3 years
Balance Sheet Classification	Equity
Shares Issuable Upon Exercise of Warrant | shares	75,098,000
Weighted Average Exercise Price | $ / shares	$ 13.25
8/29/2025 [Member]
Schedule of Equity Classified Warrants [Member]
Contractual Term (in years)	3 years
Balance Sheet Classification	Equity
Shares Issuable Upon Exercise of Warrant | shares	14,444,000
Weighted Average Exercise Price | $ / shares	$ 13.25
8/29/2025 [Member]
Schedule of Equity Classified Warrants [Member]
Contractual Term (in years)	3 years
Balance Sheet Classification	Equity
Shares Issuable Upon Exercise of Warrant | shares	11,476,000
Weighted Average Exercise Price | $ / shares	$ 13.25
8/29/2025 [Member]
Schedule of Equity Classified Warrants [Member]
Contractual Term (in years)	3 years
Balance Sheet Classification	Equity
Shares Issuable Upon Exercise of Warrant | shares	11,508,000
Weighted Average Exercise Price | $ / shares	$ 13.25
9/23/2025 [Member]
Schedule of Equity Classified Warrants [Member]
Contractual Term (in years)	3 years
Balance Sheet Classification	Equity
Shares Issuable Upon Exercise of Warrant | shares	143,680,000
Weighted Average Exercise Price | $ / shares	$ 13.25
9/27/2025 [Member]
Schedule of Equity Classified Warrants [Member]
Contractual Term (in years)	3 years
Balance Sheet Classification	Equity
Shares Issuable Upon Exercise of Warrant | shares	17,206,000
Weighted Average Exercise Price | $ / shares	$ 13.25